Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Financial assets at amortized costs [Abstract]
financial assets at amortized cost past due	¥ 1,795	¥ 2,077
Impairment loss recognized in the current period	¥ 300	¥ 29